Income Taxes - Summary of Temporary Differences Giving Rise to Deferred Income Tax Liabilities (Assets) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	$ (4,450)	$ (5,136)	$ (5,632)	$ (8,669)
Deferred income tax related to consolidated statement of income	1,177	889	2,350
Deferred tax, asset	(7,771)	(7,975)
Deferred tax liabilities	3,321	2,839
Expected credit losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(64)	(95)
Deferred income tax related to consolidated statement of income	15	(15)	(34)
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	53	36
Deferred income tax related to consolidated statement of income	5	18	(1)
Prepaid expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	20	24
Deferred income tax related to consolidated statement of income	(4)	(32)	29
Property, plant and equipment, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(1,150)	(1,305)
Deferred income tax related to consolidated statement of income	314	(118)	(223)
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(190)	(257)
Deferred income tax related to consolidated statement of income	45	86	(28)
Finite useful lived intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(10)	1
Deferred income tax related to consolidated statement of income	1	48	69
Indefinite lived intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	1,509	1,311
Deferred income tax related to consolidated statement of income	591	123	165
Post-employment and other non-current employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(438)	(444)
Deferred income tax related to consolidated statement of income	(2)	15	(59)
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	75	2
Deferred income tax related to consolidated statement of income	73	(3)	(72)
Contingencies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(921)	(895)
Deferred income tax related to consolidated statement of income	(96)	(23)	171
Employee profit sharing payable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(533)	(359)
Deferred income tax related to consolidated statement of income	174	(85)	(236)
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(5,726)	(7,205)
Deferred income tax related to consolidated statement of income	1,221	29	(445)
Tax credits to recover
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(726)	(1,067)
Deferred income tax related to consolidated statement of income	342	327	1,200
Cumulative other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(394)	(218)
Deferred income tax related to consolidated statement of income	(211)	(417)	760
Liabilities of amortization of goodwill of business acquisition
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	5,574	6,117
Deferred income tax related to consolidated statement of income	(543)	0	87
Leases Liabilities, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(43)	(14)
Deferred income tax related to consolidated statement of income	(28)	(37)	(15)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax related to consolidated statement of financial position	(1,486)	(768)
Deferred income tax related to consolidated statement of income	$ (720)	$ 973	$ 982